Share-based compensation - Share-based payment expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 4,743	$ 6,541	$ 5,276
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	0	(56)
VRSUP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	131	2,365	5,182
VRSUP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	4,492	4,176	150
VRSUP 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 120	$ 0	$ 0